Federated Total Return Government Bond Fund
Portfolio of Investments
November 30, 2019 (unaudited)
Principal Amount or Shares			Value
		U.S. TREASURIES—60.8%
		U.S. Treasury Bonds—17.3%
$1,250,000		2.250%, 8/15/2046	$1,259,262
7,250,000		2.500%, 2/15/2045	7,660,742
1,500,000		2.500%, 2/15/2046	1,586,339
850,000		2.750%, 8/15/2042	936,031
2,000,000		2.750%, 8/15/2047	2,224,963
2,500,000		2.750%, 11/15/2047	2,782,762
5,475,000		2.875%, 5/15/2049	6,269,725
1,000,000		3.000%, 2/15/2049	1,171,169
1,000,000		3.125%, 2/15/2043	1,170,282
12,750,000		3.625%, 8/15/2043	16,132,892
1,800,000		3.750%, 11/15/2043	2,323,324
900,000		5.375%, 2/15/2031	1,225,453
		TOTAL	44,742,944
		U.S. Treasury Notes—43.5%
4,500,000		1.125%, 2/28/2021	4,468,382
4,500,000		1.125%, 9/30/2021	4,457,275
6,000,000		1.500%, 2/28/2023	5,980,306
5,500,000		1.500%, 3/31/2023	5,481,498
5,000,000		1.875%, 1/31/2022	5,026,210
4,500,000		2.000%, 12/31/2021	4,533,588
12,000,000		2.000%, 6/30/2024	12,191,869
6,500,000		2.125%, 8/15/2021	6,549,925
12,000,000		2.125%, 12/31/2022	12,188,503
1,250,000		2.250%, 8/15/2027	1,296,106
6,000,000		2.375%, 1/31/2023	6,140,624
4,000,000		2.500%, 3/31/2023	4,115,479
8,000,000		2.500%, 5/15/2024	8,296,547
4,000,000		2.625%, 2/15/2029	4,287,560
6,000,000		2.750%, 4/30/2023	6,224,924
500,000		2.750%, 7/31/2023	519,986
3,000,000		2.875%, 10/15/2021	3,067,202
7,000,000		2.875%, 9/30/2023	7,324,339
8,000,000		2.875%, 10/31/2023	8,377,196
2,000,000		2.875%, 5/31/2025	2,126,082
		TOTAL	112,653,601
		TOTAL U.S. TREASURIES (IDENTIFIED COST $146,324,692)	157,396,545
		ADJUSTABLE RATE MORTGAGE—0.0%
		Federal Home Loan Mortgage Corporation ARM—0.0%
16,379	[1]	4.340%, 7/1/2035 (IDENTIFIED COST $16,221)	17,184
		GOVERNMENT AGENCIES—8.2%
		Federal Farm Credit System—0.5%
1,000,000		5.375%, 11/10/2020	1,034,002
249,000		5.800%, 11/10/2021	268,300
		TOTAL	1,302,302

Principal Amount or Shares		Value
	GOVERNMENT AGENCIES—continued
	Federal Home Loan Bank System—5.2%
$12,250,000	2.625%, 5/28/2020	$12,310,702
1,000,000	4.125%, 3/13/2020	1,007,089
	TOTAL	13,317,791
	Federal Home Loan Mortgage Corporation—0.0%
70,000	6.750%, 9/15/2029	99,608
	Federal National Mortgage Association—2.5%
6,500,000	1.875%, 9/24/2026	6,511,949
	TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $20,586,262)	21,231,650
	MORTGAGE-BACKED SECURITIES—22.9%
	Federal Home Loan Mortgage Corporation—10.3%
2,500,000	3.000%, 12/1/2049	2,537,539
3,953,437	3.500%, 1/1/2047	4,087,845
4,934,677	3.500%, 12/1/2047	5,107,070
4,576,239	4.000%, 3/1/2046	4,821,314
1,085,951	4.000%, 11/1/2047	1,135,625
2,078,281	4.000%, 4/1/2048	2,172,046
6,355,507	4.000%, 7/1/2048	6,628,342
15,445	5.500%, 11/1/2020	15,630
	TOTAL	26,505,411
	Federal National Mortgage Association—9.0%
5,729,627	3.000%, 7/1/2046	5,890,863
2,264,384	3.500%, 10/1/2047	2,385,947
4,337,376	3.500%, 3/1/2048	4,567,517
5,334,888	3.500%, 4/1/2048	5,504,592
1,146,506	4.000%, 2/1/2048	1,198,949
2,042,103	4.000%, 2/1/2048	2,136,788
1,278,743	4.000%, 2/1/2048	1,341,231
6,767	5.000%, 6/1/2020	6,798
52,142	5.000%, 1/1/2035	57,307
20,534	5.500%, 2/1/2023	21,029
52,441	5.500%, 6/1/2025	56,556
53,574	6.000%, 2/1/2026	59,158
48,279	6.000%, 4/1/2026	53,311
40,284	6.000%, 7/1/2034	45,977
	TOTAL	23,326,023
	Government National Mortgage Association—0.1%
19,693	5.000%, 3/15/2023	20,470
86,676	5.500%, 2/15/2023	90,128
30,852	6.000%, 1/20/2029	33,937
20,965	6.000%, 3/15/2032	23,374
25,155	6.500%, 10/15/2031	28,325
300	7.500%, 10/15/2026	336
11,758	7.500%, 10/15/2027	13,284
	TOTAL	209,854
	Government Agency—0.6%
1,621,520	FDIC Trust 2013-R1, Class A, 1.150%, 3/25/2033	1,614,144
46,307	FDIC Trust 2013-R2, Class A, 1.250%, 3/25/2033	46,059
	TOTAL	1,660,203

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
		Uniform Mortgage-Backed Securities TBA—2.9%
$7,500,000	[2]	2.500%, 12/1/2049	$7,425,586
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $56,998,912)	59,127,077
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.3%
		Agency Commercial Mortgage-Backed Securities—2.3%
5,000,000		FHLMC REMIC, Series KC03, Class A2, 3.499%, 1/25/2026	5,297,941
559,499		FNMA REMIC, Series 2012-M13, Class A2, 2.377%, 5/25/2022	563,520
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $5,591,146)	5,861,461
		COLLATERALIZED MORTGAGE OBLIGATIONS—3.0%
		Federal Home Loan Mortgage Corporation—0.6%
43,439	[1]	REMIC, Series 2411, Class FJ, 2.115% (1-month USLIBOR +0.350%), 12/15/2029	43,400
150,233	[1]	REMIC, Series 2458, Class FB, 2.765% (1-month USLIBOR +1.000%), 1/15/2032	152,661
22,997	[1]	REMIC, Series 2534, Class FI, 2.665% (1-month USLIBOR +0.900%), 2/15/2032	23,323
687,167		REMIC, Series 2601, Class DA, 4.000%, 4/15/2023	696,277
511,615	[1]	REMIC, Series 3322, Class FB, 2.155% (1-month USLIBOR +0.390%), 5/15/2037	510,740
		TOTAL	1,426,401
		Federal National Mortgage Association—0.5%
270,142	[1]	REMIC, Series 1999-51, Class F, 2.262% (1-month USLIBOR +0.500%), 9/17/2029	270,629
183,331	[1]	REMIC, Series 2006-58, Class FP, 2.008% (1-month USLIBOR +0.300%), 7/25/2036	182,544
319,635	[1]	REMIC, Series 2006-85, Class PF, 2.088% (1-month USLIBOR +0.380%), 9/25/2036	319,146
315,320	[1]	REMIC, Series 2007-46, Class FA, 2.078% (1-month USLIBOR +0.370%), 5/25/2037	314,639
181,003		REMIC, Series 2009-14, Class PB, 3.500%, 3/25/2024	181,450
119,336	[1]	REMIC, Series 370, Class F21, 2.008% (1-month USLIBOR +0.300%), 6/25/2036	118,809
		TOTAL	1,387,217
		Government National Mortgage Association—1.9%
2,390,509		REMIC, Series 2015-47, Class AE, 2.900%, 11/16/2055	2,428,740
2,513,697		REMIC, Series 2016-11, Class A, 2.500%, 8/16/2054	2,491,860
		TOTAL	4,920,600
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $7,741,948)	7,734,218
		INVESTMENT COMPANY—5.4%
14,075,014		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.77%[3] (IDENTIFIED COST $14,075,014)	14,075,014
		TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $251,334,195)	265,443,149
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[4]	(6,682,700)
		TOTAL NET ASSETS—100%	$258,760,449
At November 30, 2019, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
[5]United States Treasury Note 2-Year Long Futures	23	$4,958,477	March 2020	$(2,749)
[5]United States Treasury Note 10-Year Long Futures	120	$15,523,125	March 2020	$(34,700)
[5]United States Treasury Note 10-Year Ultra Long Futures	7	$995,531	March 2020	$(4,228)
UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(41,677)
The average notional value of long futures contracts held by the Fund throughout the period was $10,825,636. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended November 30, 2019, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2019	3,701,557
Purchases/Additions	71,239,308
Sales/Reductions	(60,865,851)
Balance of Shares Held 11/30/2019	14,075,014
Value	$14,075,014
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$70,917
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2019.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of November 30, 2019, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasuries	$—	$157,396,545	$—	$157,396,545
Adjustable Rate Mortgage	—	17,184	—	17,184
Government Agencies	—	21,231,650	—	21,231,650
Mortgage-Backed Securities	—	59,127,077	—	59,127,077
Commercial Mortgage-Backed Securities	—	5,861,461	—	5,861,461
Collateralized Mortgage Obligations	—	7,734,218	—	7,734,218
Investment Company	14,075,014	—	—	14,075,014
TOTAL SECURITIES	$14,075,014	$251,368,135	$—	$265,443,149
Other Financial Instruments[1]
Assets	$—	$—	$—	$—
Liabilities	(41,677)	—	—	(41,677)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(41,677)	$—	$—	$(41,677)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit